Stockholders' Equity Stockholders' Equity and Stock-Based Compensation (Note)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY
Preferred Stock
The Company's Board of Directors ("the Board") has the authority, without approval by the stockholders, to issue up to a total of 50,000,000 shares of preferred stock in one or more series. The Board may establish the number of shares to be included in each such series and may fix the designations, preferences, powers and other rights of the shares of a series of preferred stock. The Board could authorize the issuance of preferred stock with voting or conversion rights that could dilute the voting power or rights of the holders of its common stock. As of December 31, 2016 and 2015, there were no shares of preferred stock outstanding.
Common Stock
Prior to October 31, 2016, the Company's certificate of incorporation, as amended and restated, authorized three classes of common stock: Class A common stock, Class B common stock and common stock. On October 31, 2016, each share of the Company's Class A common stock and Class B common stock automatically converted into a single class of common stock pursuant to the terms of the Company's sixth amended and restated certificate of incorporation. Upon conversion, all shares of Class A common stock and Class B common stock were retired.
Pursuant to the Company's restated certificate of incorporation, the Board has the authority to issue up to a total of 2,010,000,000 shares of common stock. Each holder of common stock shall be entitled to one vote for each such share on any matter that is submitted to a vote of stockholders. In addition, holders of the common stock will vote as a single class of stock on any matter that is submitted to a vote of stockholders.

Prior to October 31, 2016, holders of Class A common stock and Class B common stock had identical rights, except that holders of Class A common stock were entitled to one vote per share and holders of Class B common stock were entitled to 150 votes per share.
Share Repurchase Program
The Board has authorized the Company to repurchase up to $700.0 million of its common stock through April 2018 under its current share repurchase program. During the year ended December 31, 2016, the Company purchased 43,227,743 shares for an aggregate purchase price of $162.4 million (including fees and commissions) under that repurchase program. As of December 31, 2016, up to $195.0 million of common stock remained available for purchase under that program. The timing and amount of any share repurchases are determined based on market conditions, share price and other factors, and the program may be discontinued or suspended at any time.